Related Party Transactions (Details 2) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Total	$ 2,360	$ 2,788
Trade and Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Total	1,316	1,643
Investments in Financial Assets [Member]
Disclosure of transactions between related parties [line items]
Total	1,581	1,622
Borrowings [Member]
Disclosure of transactions between related parties [line items]
Total	(157)
Trade and Other Payables [Member]
Disclosure of transactions between related parties [line items]
Total	$ (380)	$ (477)